Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Prepayments and Other Current Assets
25	PREPAYMENTS AND OTHER CURRENT ASSETS

	December 31, 2022	December 31, 2021
	RMB	RMB
Other receivables(i)	47,410	40,983
Advances to suppliers	14,261	14,900

	61,671	55,883
Less: Provision for impairment	(3,124)	(2,986)

	58,547	52,897
Value-added tax recoverable	34,256	42,644
Prepaid expenses	414	505
Prepaid income taxes	12,107	4,853
Other current assets(ii)	14,330	11,921

	119,654	112,820

(i)	As of December 31, 2022 and December 31, 2021, the Group’s other receivables are mainly in the first stage.
(ii)	Other current assets consist primarily of receivables from associates, dividends receivables, interests receivables, etc.